NON-RECOURSE BORROWINGS - Narrative (Details) - Weighted average	Dec. 31, 2024	Dec. 31, 2023
Subsidiary borrowings
Disclosure of detailed information about borrowings [line items]
Annual Rate	5.60%	5.70%
Property-specific borrowings
Disclosure of detailed information about borrowings [line items]
Annual Rate	6.80%	7.10%